Goodwill	12 Months Ended
Dec. 31, 2011
Goodwill
Goodwill

8. Goodwill

Changes in the carrying amount of goodwill by segment for the years ended December 31, 2010 and 2011 are as follows:

			Real estate
	Primary	Secondary	information
	real estate	real estate	and	Real estate
	agency	brokerage	consulting	online	Other
	services	services	services	services	services	Total
	$	$	$	$	$	$
Balance as of January 1, 2010	2,683,889	73,092	4,350,789	444,885,665	666,257	452,659,692
Goodwill recognized upon acquisition	—	—	—	396,736	—	396,736
Exchange rate translation	81,084	2,208	—	—	—	83,292
Gross Goodwill	2,764,973	75,300	4,350,789	445,282,401	666,257	453,139,720
Accumulated impairment	—	—	—	—	—	—
Balance as of December 31, 2010	2,764,973	75,300	4,350,789	445,282,401	666,257	453,139,720
Goodwill recognized upon acquisition	523,257	—	1,316,215	12,616,623	—	14,456,095
Disposal of subsidiaries	—	—	—	—	(666,257)	(666,257)
Exchange rate translation	141,951	3,845	—	75,302	—	221,098
Gross goodwill	3,430,181	79,145	5,667,004	457,974,326	—	467,150,656
Accumulated impairment	—	—	—	(417,822,304)	—	(417,822,304)
Balance as of December 31, 2011	3,430,181	79,145	5,667,004	40,152,022	—	49,328,352

A substantial portion of goodwill on the Group’s balance sheet relates to the acquisition of the Group’s online unit in 2009. Toward the end of the third quarter of 2011, China’s real estate market showed signs of further slowdown under the government’s continued restrictive policies and further credit tightening. The online unit started to slow down as developers became more pessimistic about increasing sales volume and more cautious with their advertising spending. The Group believed that this would result in slower than previously expected growth for its online business over the next several years. In addition, CRIC experienced a 31% decline in its stock price from June 30, 2011 to September 30, 2011. These circumstances prompted management to evaluate and test the fair value of the Group’s reporting units against their carrying amount. The Group utilized the income approach valuation method (level 3) to compute the fair value of its reporting units. The key assumptions used in the income approach, which requires significant management judgment, include business assumptions, growth rate, terminal value, and discount rate. The Group concluded that the carrying amount of its real estate online services reporting unit was higher than its fair value and consequently recorded a one-time goodwill impairment charge of $417,822,304 during the third quarter of 2011. The Group recorded a goodwill impairment charge of nil, nil and $417,822,304 for the years ended December 31, 2009, 2010 and 2011, respectively.